Fair Value Measurements - Schedule of Fair Value Measurements, Recurring and Nonrecurring (Details) - Asset Held In Trust [Member]	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 309,790,455
Level [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 1